Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
OPERATING ACTIVITIES
Funds flow from operations (note 31)	$ 1,992	$ 2,249
Net change in non-cash balances	(161)	(326)
Operating activities	1,831	1,923
INVESTING ACTIVITIES
Additions to property, plant and equipment (note 26)	(926)	(858)
Additions to equipment costs (net) (note 26)	(12)	(21)
Additions to other intangibles (note 26)	(158)	(138)
Net additions to investments and other assets	(1)	(1)
Proceeds on disposal of property, plant and equipment (notes 26 and 31)	18	21
Proceeds from leasehold inducement (note 14)	4
Investing activities	(1,075)	(997)
FINANCING ACTIVITIES
Repayment of long-term debt	(1)	(1)
Payment of lease liabilities (note 14)	(114)	(110)
Issue of Class B Shares	17	18
Purchase of Class B Shares (note 17)		(336)
Redemption of preferred shares		(300)
Dividends paid on Class A Shares and Class B Shares	(592)	(597)
Dividends paid on Series A Preferred Shares		(8)
Financing activities	(690)	(1,334)
(Decrease) increase in cash	66	(408)
Cash, beginning of year	355	763
Cash, end of year	$ 421	$ 355